Reserves (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Reserves
Description on statutory reserve	In accordance with the relevant laws and regulations of the PRC, the subsidiary of the Company established in the PRC is required to transfer 10% of its profit after taxation prepared in accordance with the accounting regulations of the PRC to the statutory reserve until the reserve balance reaches 50% of the subsidiary's paid-up capital.
Statutory reserve	$ 1,735	$ 240
Paid-up statutory reserve	23,514	21,779